UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California           August 12, 2010
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   74

FORM 13F INFORMATION TABLE VALUE TOTAL:   $390,933,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                                 JUNE 30, 2010

                                                               VALUE      SHARES/  SH/ PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS          CUSIP   (x$1000)    PRN AMT  PRN CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
ACCELRYS INC                      COM               00430U103   7,586   1,176,125   SH          SOLE             1,176,125
ADAPTEC INC                       COM               00651F108   1,446     500,409   SH          SOLE               500,409
AFFORDABLE RESIDENTIAL COMNTY     NOTE 7.500% 8/1   00828UAB9   8,326   8,015,000  PRN          SOLE             8,015,000
ALBANY INTL CORP                  COM               012348108   2,996     185,034   SH          SOLE               185,034
ALLIANCE HEALTHCARE SRVCS IN      COM               018606202   2,278     563,843   SH          SOLE               563,843
ALLIANCE ONE INTL INC             COM               018772103   1,780     500,000   SH          SOLE               500,000
ALPHA PRO TECH LTD                COM               020772109     144      77,818   SH          SOLE                77,818
ALTISOURCE PORTFOLIO SOLNS S      REG SHS           L0175J104   3,278     132,504   SH          SOLE               132,504
AMERICAN CAP LTD                  COM               02503Y103   2,410     500,000   SH          SOLE               500,000
AMERICAN DAIRY INC                COM               025334103     666      41,765   SH          SOLE                41,765
AMERICAN DENTAL PARTNERS          COM               025353103   4,700     388,114   SH          SOLE               388,114
AMERIGON INC                      COM               03070L300   4,984     675,300   SH          SOLE               675,300
AOL INC                           COM               00184X105   8,392     403,677   SH          SOLE               403,677
APPLE INC                         COM               037833100   1,835       7,297   SH          SOLE                 7,297
ASCENT MEDIA CORP                 COM SER A         043632108   1,263      50,000   SH          SOLE                50,000
ASSET ACCEPTANCE CAPITAL CORP CMN COM               04543P100   1,570     379,178   SH          SOLE               379,178
ASTA FDG INC                      COM               046220109   2,219     224,837   SH          SOLE               224,837
ATLANTIC TELE NETWORK INC         COM NEW           049079205   2,299      55,659   SH          SOLE                55,659
ATLAS ENERGY INC                  COM               049298102   1,057      39,033   SH          SOLE                39,033
AUTHENTEC INC                     COM               052660107     596     237,550   SH          SOLE               237,550
BROADRIDGE FINL SOLUTIONS IN      COM               11133T103  12,135     637,026   SH          SOLE               637,026
CAI INTERNATIONAL INC             COM               12477X106   8,966     753,451   SH          SOLE               753,451
CARIBOU COFFEE INC                COM               142042209   2,414     254,948   SH          SOLE               254,948
CELERA CORP                       COM               15100E106  13,374   2,041,818   SH          SOLE             2,041,818
CELLU TISSUE HLDGS INC            COM               151169109   3,186     410,000   SH          SOLE               410,000
CLARUS CORP                       COM               182707109   1,141     165,371   SH          SOLE               165,371
COGENT COMM GROUP INC             NOTE 1% 6/1       19239VAB0  21,702  28,650,000  PRN          SOLE            28,650,000
COINSTAR                          COM               19259P300  16,296     379,247   SH          SOLE               379,247
COMPUCREDIT HLDGS CORP            NOTE 5.875% 11/3  20478NAD2     376   1,000,000  PRN          SOLE             1,000,000
CRAY INC                          COM NEW           225223304   2,514     450,621   SH          SOLE               450,621
DEX ONE CORP                      COM               25212W100   2,567     135,100   SH          SOLE               135,100
DOLLAR FINL CORP                  NOTE 3.000% 4/0   256664AC7   8,348   9,025,000  PRN          SOLE             9,025,000
ENCORE CAP GROUP INC              NOTE 3.375% 9/1   292554AB8   7,694   7,425,000  PRN          SOLE             7,425,000
ENERGY CONVERSION DEVICES IN      NOTE 3.00% 6/1    292659AA7   4,191   7,551,000  PRN          SOLE             7,551,000
ENERGY CONVERSION DEVICES IN      COM               292659109     138      33,588   SH          SOLE                33,588
EZCORP INC                        CL A NON VTG      302301106  12,644     681,596   SH          SOLE               681,596
FURIEX PHARMACEUTICALS INC        COM               36106P101   1,483     146,013   SH          SOLE               146,013
GLOBALSTAR INC                    NOTE 5.7 % 4/0    378973AA9   3,707   4,500,000  PRN          SOLE             4,500,000
GLOBE SPECIALTY METALS INC        COM               37954N206   4,886     473,000   SH          SOLE               473,000
HEARTLAND EXPRESS INC             COM               422347104   1,147      79,000   SH          SOLE                79,000
HEARTLAND PMT SYS INC             COM               42235N108   1,273      85,757   SH          SOLE                85,757
HILLTOP HOLDINGS INC              COM               432748101     200      20,000   SH          SOLE                20,000
HURON CONSULTING GROUP INC        COM               447462102  11,798     607,856   SH          SOLE               607,856
INVERNESS MED INNOVATIONS IN      PFD CONV SER B    46126P304  11,342      57,528   SH          SOLE                57,528
JARDEN CORP                       COM               471109108   3,655     136,013   SH          SOLE               136,013
LENDER PROCESSING SVCS INC        COM               52602E102   3,170     101,231   SH          SOLE               101,231
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT    55608B105  13,458   1,052,214   SH          SOLE             1,052,214
MAIDEN HOLDINGS LTD               COM               G5753U112  15,761   2,398,936   SH          SOLE             2,398,936
MASTERCARD INC                    CL A              57636Q104   6,584      33,000   SH          SOLE                33,000
MDS INC                           COM               55269P302  23,829   2,826,634   SH          SOLE             2,826,634
MI DEVELOPMENTS INC               COM               55304X104   1,524     124,589   SH          SOLE               124,589
MOVADO GROUP INC                  COM               624580106     178      16,639   SH          SOLE                16,639
OMEGA PROTEIN CORP                COM               68210P107   1,071     267,054   SH          SOLE               267,054
ORION MARINE GROUP INC            COM               68628V308   1,420     100,000   SH          SOLE               100,000
PAIN THERAPEUTICS INC             COM               69562K100   8,294   1,491,755   SH          SOLE             1,491,755
PDL BIOPHARMA INC                 COM               69329Y104   3,261     580,247   SH          SOLE               580,247
PETMED EXPRESS INC                COM               716382106   1,739      97,710   SH          SOLE                97,710
PHARMACEUTICAL PROD DEV INC       COM               717124101   5,971     235,000   SH          SOLE               235,000
PMA CAP CORP                      CL A              693419202   1,341     204,700   SH          SOLE               204,700
PROTEIN DESIGN LABS INC           NOTE 2.750% 8/1   74369LAD5  17,655  16,500,000  PRN          SOLE            16,500,000
PROVIDENCE SVC CORP               NOTE 6.500% 5/1   743815AB8   4,333   5,000,000  PRN          SOLE             5,000,000
REGIS CORP MINN                   NOTE 5.000% 7/1   758932AA5  12,464  10,350,000  PRN          SOLE            10,350,000
SAVVIS INC                        NOTE 3% 5/1       805423AA8   3,980   4,230,000  PRN          SOLE             4,230,000
SHUTTERFLY INC                    COM               82568P304   1,258      52,501   SH          SOLE                52,501
SONIC AUTOMOTIVE INC              NOTE 5.000% 10/0  83545GAQ5   8,026   8,200,000  PRN          SOLE             8,200,000
SUNOPTA INC                       COM               8676EP108     337      76,854   SH          SOLE                76,854
TERRA NOVA RTY CORP               COM               88102D103     653      78,401   SH          SOLE                78,401
TIVO INC                          COM               888706108   1,476     200,000   SH          SOLE               200,000
TOMOTHERAPY INC                   COM               890088107   3,979   1,251,410   SH          SOLE             1,251,410
TREX INC                          NOTE 6.000% 7/0   89531PAA3   7,460   6,459,000  PRN          SOLE             6,459,000
VODAFONE GROUP PLC NEW            COM               92857W209   6,966     337,000   SH          SOLE               337,000
WILLIS GROUP HOLDINGS PUBLIC      SHS               G96666105   4,508     150,000   SH          SOLE               150,000
XERIUM TECHNOLOGIES INC           COM NEW           98416J118   5,620     398,012   SH          SOLE               398,012
XEROX CORP                        COM               984121103   7,614     947,000   SH          SOLE               947,000